Related parties (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2024		2023		2022
Transactions with enterprises over which KMP have control or significant influence
Contributions towards social development	Rs.	587	Rs.	482	Rs.	230
Catering expenses paid		454		367		319
Research and development services received		214		134		122
Purchase of solar power		123		121		124
Hotel expenses paid		67		35		18
Facility management services paid		46		39		36
Lease rentals paid		37		39		39
Salaries to relatives of key management personnel		15		16		12
Civil works		13		33		52
Lease rentals received		1		1		1
Others		1		5		-
Professional consultancy services paid		-		2		75
Transactions with Joint Venture and Associates
Dividend income received		445		-		-
Research and development services provided		83		62		57
Sale of goods		21		110		21
Investment in associate		12		-		-

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As of March 31,
	2024		2023
Kunshan Rotam Reddy Pharmaceuticals Company Limited	Rs.	49	Rs.	-
Key management personnel and close members of their families		8		8
Other related parties		-		1

The Company had the following amounts due to related parties:

	As of March 31,
	2024		2023
DRES Energy Private Limited	Rs.	14	Rs.	3
Green Park Hospitality Services Private Limited		4		9
Indus Projects Private Limited		4		3
Stamlo Industries Limited		1		-
Other related parties		1		2

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2024		2023		2022
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	891	Rs.	912	Rs.	627
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		36		30		30
Co mm i ss i on t o d i r e c t o r s		416		378		305
S h a r e -b a s e d p a y m e n t s expense		182		194		214
	Rs.	1,525	Rs.	1,514	Rs.	1,176